Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000152590 | Microsoft Corp8801239
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152590 | NVIDIA Corp8801412
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152590 | Apple Inc8799508
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152590 | Broadcom Inc8799683
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152590 | Meta Platforms Inc8801222
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152590 | Amazon.com Inc8799437
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152590 | Visa Inc8802216
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152590 | JPMorgan Chase & Co8801014
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152590 | Alphabet Inc8799435
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152590 | Taiwan Semiconductor Manufacturing Co Ltd8800394
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152590 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000152590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000152590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000152590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000152590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000152591 | Microsoft Corp8801239
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152591 | NVIDIA Corp8801412
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152591 | Apple Inc8799508
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152591 | Broadcom Inc8799683
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152591 | Meta Platforms Inc8801222
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152591 | Amazon.com Inc8799437
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152591 | Visa Inc8802216
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152591 | JPMorgan Chase & Co8801014
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152591 | Alphabet Inc8799435
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152591 | Taiwan Semiconductor Manufacturing Co Ltd8800394
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152591 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000152591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000152591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000152591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000152591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000152592 | U.S. Treasury Notes8800402
Holdings [Line Items]
Percent of Total Investments	6.30%
C000152592 | U.S. Treasury Notes8800398
Holdings [Line Items]
Percent of Total Investments	4.40%
C000152592 | U.S. Treasury Bonds8800409
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152592 | U.S. Treasury Notes8800066
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152592 | U.S. Treasury Bonds8800050
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152592 | U.S. Treasury Bills8800387
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152592 | U.S. Treasury Notes8800405
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152592 | U.S. Treasury Notes8800413
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152592 | U.S. Treasury Notes8800395
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152592 | UMBS8799462
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152592 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000152592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152592 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152592 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152592 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152592 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000152592 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000152593 | U.S. Treasury Notes8800402
Holdings [Line Items]
Percent of Total Investments	6.30%
C000152593 | U.S. Treasury Notes8800398
Holdings [Line Items]
Percent of Total Investments	4.40%
C000152593 | U.S. Treasury Bonds8800409
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152593 | U.S. Treasury Notes8800066
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152593 | U.S. Treasury Bonds8800050
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152593 | U.S. Treasury Bills8800387
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152593 | U.S. Treasury Notes8800405
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152593 | U.S. Treasury Notes8800413
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152593 | U.S. Treasury Notes8800395
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152593 | UMBS8799462
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152593 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000152593 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152593 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152593 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152593 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152593 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152593 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000152593 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	37.60%